Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Disposal Groups, Including Discontinued Operations

	THREE MONTHS ENDED September 30,
	2016			2015
	CO2 Business	Weald Basin	Total	CO2 Business	Weald Basin	Total
	(In thousands)
Revenue	$143	$—	$143	$649	$—	$649

Operating, exploration and general and administrative expenses	45	—	45	1,329	99	1,428
Depletion, depreciation, amortization and accretion	—	—	—	179	—	179
Interest expense and other disposal costs	301	—	301	65	—	65

Total expenses	346	—	346	1,573	99	1,672

Non-controlling interest	(36)	—	(36)	12	—	12

Loss from discontinued operations before tax	(239)	—	(239)	(912)	(99)	(1,011)
Gain on disposal of discontinued operations before tax	—	1,069	1,069	—	—	—

Income tax expense (benefit)	—	—	—	—	—	—

Net income (loss) from discontinued operations, net of tax	$(239)	$1,069	$830	$(912)	$(99)	$(1,011)

	September 30, 2016			June 30, 2016
	CO2 Business	Weald Basin	Total	CO2 Business	Weald Basin	Total
	(In thousands)
Assets sold:
Cash	$—	$—	$—	$141	$—	$141
Accounts receivable	198	—	198	249	—	249
Inventories	242	295	537	232	301	533
Other classes of current assets that are not major	38	—	38	34	—	34
Property and equipment, net	24,294	795	25,089	23,941	812	24,753
Other classes of assets that are not major	204	—	204	332	—	332

Total assets of the disposal groups	$24,976	$1,090	$26,066	$24,929	$1,113	$26,042

Liabilities sold:
Accounts payable	$1,469	$648	$2,117	$1,594	$670	$2,264
Note payable	5,500	—	5,500	5,500	—	5,500
Asset retirement obligations	2,818	—	2,818	2,818	—	2,818
Other classes of liabilities that are not major	55	—	55	56	—	56

Total liabilities of the disposal groups	$9,842	$648	$10,490	$9,968	$670	$10,638

Consideration:
Series A Preferred Stock exchanged	$23,501	$—
Secured promissory note forgiven	625	—
Cash received	900	586
Stock of UKOG received	—	925

Total consideration	$25,026	$1,511

Contribution to equity from preferred stockholder	$9,892

Gain on disposal of discontinued operations, net of tax		$1,069

The adjusted carrying amounts of the major classes of assets and liabilities included in discontinued operations are as follows:

	June 30,
	2016			2015
	CO2 Business	Weald Basin	Total	CO2 Business	Weald Basin	Total
	(in thousands)
Carrying amounts of major classes of assets included as part of assets held for sale:
Cash	$141	$—	$141	$282	$—	$282
Accounts receivable	249	—	249	504	—	504
Inventories	232	301	533	297	354	651

	June 30,
	2016			2015
	CO2 Business	Weald Basin	Total	CO2 Business	Weald Basin	Total
	(in thousands)
Other classes of current assets that are not major	34	—	34	77	—	77
Property and equipment, net	23,941	812	24,753	35,593	953	36,546
Other classes of assets that are not major	332	—	332	376	—	376

Total assets of the disposal group classified as held for sale in the balance sheet	$24,929	$1,113	$26,042	$37,129	$1,307	$38,436

Carrying amounts of major classes of liabilities included as part of liabilities held for sale:
Accounts payable	$1,594	$670	$2,264	$1,752	$485	$2,237
Note payable	5,500	—	5,500	5,500	—	5,500
Asset retirement obligations	2,818	—	2,818	2,647	—	2,647
Other classes of liabilities that are not major	56	—	56	104	—	104

Total liabilities of the disposal group classified as held for sale in the balance sheet	$9,968	$670	$10,638	$10,003	$485	$10,488

Summarized results of the Company’s discontinued operations are as follows:

	June 30,
	2016			2015
	CO2 Business	Weald Basin	Total	CO2 Business	Weald Basin	Total
	(in thousands)
Revenue	$1,990	$—	$1,990	$4,459	$—	$4,459

Operating, exploration and general and administrative expenses	3,070	361	3,431	6,708	370	7,078
Depletion, depreciation, amortization and accretion	651	—	651	1,001	—	1,001
Exploration	—	—	—	—	—	—
Impairment expense	11,280	—	11,280	18,027	—	18,027
General and administrative	—	—	—	—	—	—
Interest expense and other disposal costs	926	—	926	168	—	168

Total expenses	$15,927	$361	$16,288	25,904	370	26,274

Non-controlling interest	49	—	49	411	—	411

Loss from discontinued operations before tax	$(13,888)	$(361)	$(14,249)	$(21,034)	$(370)	$(21,404)

Asset Retirement Obligations Roll-Forward

The following table summarizes the asset retirement obligation activity included in liabilities held for sale for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Fiscal year opening balance	$2,647	$2,476
Accretion expense	171	171

Fiscal year closing balance	2,818	2,647

Less current asset retirement obligations	—	—

Long-term asset retirement obligations	$2,818	$2,647

The following table summarizes the asset retirement obligation activity for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Fiscal year opening balance	$—	$397
Sale of assets (1)	—	(346)
Effect of exchange rate changes	—	(51)

Fiscal year closing balance	—	—

Less current asset retirement obligations	—	—

Long-term asset retirement obligations	$—	$—

(1)	In fiscal 2015, the Company sold its 40% interest in PEDL 126, the exploration license that contains the Markwells Wood-1 wellbore. By selling the license and the wellbore, the Company was able to eliminate its current asset retirement obligation related to the wellbore.

Liabilities Held For Sale
Asset Retirement Obligations Roll-Forward

The following table summarizes the asset retirement obligation activity included in liabilities held for sale for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Fiscal year opening balance	$2,647	$2,476
Accretion expense	171	171

Fiscal year closing balance	2,818	2,647

Less current asset retirement obligations	—	—

Long-term asset retirement obligations	$2,818	$2,647